Note 15 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2025	2026
Net income from continuing operations	$218,046	$165,801
Net loss from discontinued operations	(27,547)	-
Net income	190,499	165,801
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,890)	(2,752)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	213	-
Net income attributable to Costamare Inc.	188,822	163,049
Less: paid and accrued earnings allocated to Preferred Stock	(10,402)	(10,402)
Net income available to common stockholders	$178,420	$152,647
Weighted average number of common shares, basic and diluted	120,039,623	120,666,982
Earnings per common share, basic and diluted, continuing operations	$1.71	$1.27
Losses per common share, basic and diluted, discontinued operations	(0.23)	-
Earnings per common share, basic and diluted	$1.49	$1.27